Employee benefit plans	12 Months Ended
Mar. 31, 2013
Employee benefit plans

15. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (the “Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on the combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government bond rates. This plan amendment contributed to a reduction in the benefit obligations of the subsidiaries.

Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for pension benefits for these plans amounting to ¥5,838 million and ¥9,067million as of March 31, 2012 and 2013, respectively.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans includes the following components. Nomura’s measurement date is March 31 for its defined benefit plans for Japanese entities.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31
	2011	2012	2013
Service cost	¥9,328	¥9,016	¥9,322
Interest cost	4,480	4,649	4,302
Expected return on plan assets	(3,182)	(3,262)	(4,072)
Amortization of net actuarial losses	3,088	3,687	3,630
Amortization of prior service cost	(1,148)	(1,479)	(1,545)

Net periodic benefit cost	¥12,566	¥12,611	¥11,637

The prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants.

Benefit obligations and funded status

The following table presents a reconciliation of the changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status.

Japanese entities’ plans—

	Millions of yen
	As of or for the year ended March 31
	2012	2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥213,653	¥242,490
Service cost	9,016	9,322
Interest cost	4,649	4,302
Actuarial gain	9,415	14,874
Benefits paid	(14,785)	(9,805)
Acquisition, divestitures and other	20,542 (1)	(26,784	)(2)

Projected benefit obligation at end of year	¥242,490	¥234,399

Change in plan assets:
Fair value of plan assets at beginning of year	¥120,727	¥159,652
Actual return on plan assets	6,696	20,915
Employer contributions	32,291	31,083
Benefits paid	(8,114)	(8,362)
Acquisition and divestitures	8,052 (1)	(11,614	)(2)

Fair value of plan assets at end of year	¥159,652	¥191,674

Funded status at end of year	(82,838)	(42,725)

Amounts recognized in the consolidated balance sheets	¥(82,838)	¥(42,725)

(1)	Increased mainly because of a business combination during the period.
(2)	Decreased mainly because of a deconsolidation during the period.

The accumulated benefit obligation (“ABO”) was ¥238,614 million and ¥231,321 million as of March 31, 2012 and 2013, respectively.

PBO, ABO, and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets as of March 31, 2012 and 2013 are set forth in the tables below.

Japanese entities’ plans—

	Millions of yen
	March 31
	2012	2013
Plans with ABO in excess of plan assets:
PBO	¥242,490	¥234,399
ABO	238,614	231,321
Fair value of plan assets	159,652	191,674
Plans with PBO in excess of plan assets:
PBO	¥242,490	¥234,399
ABO	238,614	231,321
Fair value of plan assets	159,652	191,674

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost consist of as follows.

Japanese entities’ plans—

Millions of yen
For the year ended March 31, 2013
Net actuarial loss	¥62,837
Net prior service cost	(11,798)

Total	¥51,039

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Japanese entities’ plans—

Millions of yen
For the year ending March 31, 2014
Net actuarial loss	¥2,653
Net prior service cost	(1,165)

Total	¥1,488

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations at year end.

Japanese entities’ plans—

	March 31
	2012	2013
Discount rate	1.8%	1.5%
Rate of increase in compensation levels	2.8%	2.5%

The following table presents the weighted-average assumptions used to determine Japanese entities’ plans net periodic benefit costs for the year.

	Year ended March 31
	2011	2012	2013
Discount rate	2.1%	1.8%	1.5%
Rate of increase in compensation levels	2.5%	2.8%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Generally, Nomura determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality bonds and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan assets

Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 23% in equities (including private equity), 50% in debt securities, 15% in life insurance company general accounts, and 12% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in prerequisites for the portfolio.

The following tables present information about the fair value of plan assets as of March 31, 2012 and March 31 2013 within the fair value hierarchy.

For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “Fair value measurements”.

Japanese entities’ plans—

	Millions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Balance as of March 31, 2012
Pension plan assets:
Equities	¥27,230	¥—	¥—	¥27,230
Private equity	—	—	9,802	9,802
Japanese government securities	59,867	—	—	59,867
Japanese agency and municipal securities	—	219	—	219
Foreign government securities	757	—	—	757
Bank and corporate debt securities	—	4,011	—	4,011
Investment trust funds and other(1)	—	13,983	12,434	26,417
Life insurance company general accounts	—	23,501	—	23,501
Other assets	—	7,848	—	7,848

Total	¥87,854	¥49,562	¥22,236	¥159,652

	Millions of yen
	March 31, 2013
	Level 1	Level 2	Level 3	Balance as of March 31, 2013
Pension plan assets:
Equities	¥30,568	¥—	¥—	¥30,568
Private equity	—	—	12,323	12,323
Japanese government securities	74,243	—	—	74,243
Bank and corporate debt securities	—	3,667	—	3,667
Investment trust funds and other(1)	—	19,586	15,035	34,621
Life insurance company general accounts	—	26,448	—	26,448
Other assets	—	9,804	—	9,804

Total	¥104,811	¥59,505	¥27,358	¥191,674

(1)	Includes hedge funds and real estate funds.

The fair value of the non-Japan plan assets as of March 31, 2012 was ¥32 million, ¥20,848 million and ¥6,083 million for Level 1, Level 2 and Level 3, respectively. The fair value of the non-Japan plan assets as of March 31, 2013 was ¥21 million, ¥25,296 million and ¥6,906 million for Level 1, Level 2 and Level 3, respectively.

Level 1 plan assets primarily include equity securities and government securities. Unadjusted quoted prices in active markets for identical assets that Nomura has the ability to access at the measurement date are classified as Level 1. Level 2 plan assets primarily include investment trust funds, corporate debt securities and investments in life insurance company’s general accounts. Investment trust funds are valued at their net asset values as calculated by the sponsor of the funds. Investments in life insurance company’s general accounts are valued at conversion value.

The following tables present information about the plan assets for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

Japanese entities’ plans—

	Millions of yen
	Year ended March 31, 2012
	Balance as of April 1, 2011	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2012
Private equity	¥838	¥974	¥7,990	¥—	¥9,802
Investment trust funds and other	8,807	(353)	3,980	—	12,434

Total	¥9,645	¥621	¥11,970	¥—	¥22,236

	Millions of yen
	Year ended March 31, 2013
	Balance as of April 1, 2012	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2013
Private equity	¥9,802	¥2,479	¥42	¥—	¥12,323
Investment trust funds and other	12,434	1,131	1,470	—	15,035

Total	¥22,236	¥3,610	¥1,512	¥—	¥27,358

The fair value of Level 3 non-Japan plan assets, consisting of real estate funds and annuities, was ¥6,083 million and ¥6,906 million as of March 31, 2012 and 2013, respectively. The plan purchased ¥4,416 million of Level 3 assets during the year ended March 31, 2012. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2012 and 2013 were not significant.

Cash Flows

Nomura expects to contribute approximately ¥29,664 million to Japanese entities’ plans in the year ending March 31, 2014 based upon Nomura’s funding policy to contribute annually the amount necessary to satisfy local funding standards.

Expected benefit payments for the next five fiscal years and in aggregate for the five fiscal years thereafter are as follows.

Japanese entities’ plans—

Year ending March 31	Millions of yen
2014	¥9,284
2015	9,558
2016	10,193
2017	10,214
2018	10,655
2019-2023	53,891

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥3,233 million, ¥3,741 million and ¥3,600 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2011, 2012 and 2013, respectively.

The contributions to overseas defined contribution pension plans were ¥6,903 million, ¥7,882 million and ¥7,448 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥6,760 million, ¥7,614 million and ¥7,434 million for the years ended March 31, 2011, 2012 and 2013, respectively.